Financial risk management - Disclosure Of Detailed Information About Foreign Exchange Risk Position Of Group (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and due from banks	S/ 14,035,949	S/ 12,615,226
Inter-bank funds	40,006	220,060
Financial investments	28,173,806	26,857,925
Loans, net	50,770,150	49,229,448
Due from customers on acceptances	51,332	9,163
Other accounts receivable and other assets, net	1,256,240	1,731,801
Reinsurance contract assets	57,182	18,602
Total assets	94,384,665	90,682,225
Liabilities
Deposits and obligations	56,027,630	53,768,028
Inter-bank funds	55,019
Due to banks and correspondents	7,166,014	7,562,057
Bonds, notes and other obligations	5,590,408	6,075,433
Due from customers on acceptances	51,332	9,163
Insurance and reinsurance contract liabilities	13,063,254	12,524,320
Other accounts payable, provisions and other liabilities	4,379,169	4,187,954
Total liabilities	86,332,826	84,126,955
Monetary position, net	8,051,839	6,555,270
US Dollar [member]
Assets
Cash and due from banks	9,784,117	8,615,546
Inter-bank funds
Financial investments	7,731,572	7,456,057
Loans, net	14,424,941	14,372,955
Due from customers on acceptances	51,332	9,163
Other accounts receivable and other assets, net	240,769	405,658
Reinsurance contract assets	2,056	207
Total assets	32,234,787	30,859,586
Liabilities
Deposits and obligations	19,301,489	19,802,404
Inter-bank funds
Due to banks and correspondents	2,049,531	2,210,040
Bonds, notes and other obligations	4,879,304	5,227,805
Due from customers on acceptances	51,332	9,163
Insurance and reinsurance contract liabilities	3,609,743	3,940,738
Other accounts payable, provisions and other liabilities	1,929,823	1,689,640
Total liabilities	31,821,222	32,879,790
Monetary position, net	539,131	58,139
Soles [member]
Assets
Cash and due from banks	3,963,653	3,676,441
Inter-bank funds	40,006	220,060
Financial investments	20,387,567	19,356,325
Loans, net	36,345,209	34,848,570
Due from customers on acceptances
Other accounts receivable and other assets, net	1,014,491	1,326,121
Reinsurance contract assets	55,126	18,395
Total assets	61,806,052	59,445,912
Liabilities
Deposits and obligations	36,216,857	33,451,094
Inter-bank funds	55,019
Due to banks and correspondents	5,116,483	5,352,017
Bonds, notes and other obligations	711,104	847,628
Due from customers on acceptances
Insurance and reinsurance contract liabilities	9,453,511	8,583,582
Other accounts payable, provisions and other liabilities	2,438,585	2,484,247
Total liabilities	53,991,559	50,718,568
Monetary position, net	7,451,432	6,370,683
Other currencies [member]
Assets
Cash and due from banks	288,179	323,239
Inter-bank funds
Financial investments	54,667	45,543
Loans, net		7,923
Due from customers on acceptances
Other accounts receivable and other assets, net	980	22
Reinsurance contract assets
Total assets	343,826	376,727
Liabilities
Deposits and obligations	509,284	514,530
Inter-bank funds
Due to banks and correspondents
Bonds, notes and other obligations
Due from customers on acceptances
Insurance and reinsurance contract liabilities
Other accounts payable, provisions and other liabilities	10,761	14,067
Total liabilities	520,045	528,597
Monetary position, net	61,276	126,448
Forward contract [member]
Liabilities
Monetary position, net
Forward contract [member] | US Dollar [member]
Liabilities
Monetary position, net	(2,443,784)	(1,842,468)
Forward contract [member] | Soles [member]
Liabilities
Monetary position, net	2,206,289	1,564,150
Forward contract [member] | Other currencies [member]
Liabilities
Monetary position, net	237,495	278,318
Currency swap contract [member]
Liabilities
Monetary position, net
Currency swap contract [member] | US Dollar [member]
Liabilities
Monetary position, net	718,766	1,849,472
Currency swap contract [member] | Soles [member]
Liabilities
Monetary position, net	(718,766)	(1,849,472)
Currency swap contract [member] | Other currencies [member]
Liabilities
Monetary position, net
Cross currency swaps position, net [member]
Liabilities
Monetary position, net
Cross currency swaps position, net [member] | US Dollar [member]
Liabilities
Monetary position, net	1,850,650	2,071,400
Cross currency swaps position, net [member] | Soles [member]
Liabilities
Monetary position, net	(1,850,650)	(2,071,400)
Cross currency swaps position, net [member] | Other currencies [member]
Liabilities
Monetary position, net
Options position, net [member]
Liabilities
Monetary position, net
Options position, net [member] | US Dollar [member]
Liabilities
Monetary position, net	(66)	(61)
Options position, net [member] | Soles [member]
Liabilities
Monetary position, net	66	61
Options position, net [member] | Other currencies [member]
Liabilities
Monetary position, net